SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION (Properties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	249,365
Buildings and Improvements	2,415,840
Costs Capitalized Subsequent to Acquisition	41,420
Gross Amount Carried at Close of Period
Land and Improvements	249,504
Buildings and Improvements	2,457,121
Total	2,706,625	$ 2,692,498	$ 2,672,101	$ 2,670,367
Accumulated Depreciation	567,353	$ 483,017	$ 396,401	$ 307,066
NBV	2,139,272
SKILLED NURSING FACILITIES
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company
Land and Improvements	222,824
Buildings and Improvements	2,212,059
Costs Capitalized Subsequent to Acquisition	32,306
Gross Amount Carried at Close of Period
Land and Improvements	222,905
Buildings and Improvements	2,244,284
Total	2,467,189
Accumulated Depreciation	536,592
NBV	1,930,597
SKILLED NURSING FACILITIES | 0791, Whitesburg Gardens Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company
Land and Improvements	534
Buildings and Improvements	4,216
Costs Capitalized Subsequent to Acquisition	328
Gross Amount Carried at Close of Period
Land and Improvements	534
Buildings and Improvements	4,544
Total	5,078
Accumulated Depreciation	4,025
NBV	$ 1,053
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 0824, Azalea Gardens Of Mobile
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	5
Buildings and Improvements	2,981
Costs Capitalized Subsequent to Acquisition	319
Gross Amount Carried at Close of Period
Land and Improvements	8
Buildings and Improvements	3,297
Total	3,305
Accumulated Depreciation	2,426
NBV	$ 879
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 7562, Saline Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	650
Buildings and Improvements	13,540
Costs Capitalized Subsequent to Acquisition	18
Gross Amount Carried at Close of Period
Land and Improvements	650
Buildings and Improvements	13,558
Total	14,208
Accumulated Depreciation	1,581
NBV	$ 12,627
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7565, Regional Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	480
Buildings and Improvements	12,455
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	480
Buildings and Improvements	12,455
Total	12,935
Accumulated Depreciation	1,462
NBV	$ 11,473
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3786, Beverly Health Care Golflinks
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	500
Buildings and Improvements	11,311
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	500
Buildings and Improvements	11,311
Total	11,811
Accumulated Depreciation	1,387
NBV	$ 10,424
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7566, Lakewood Rehab Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	560
Buildings and Improvements	8,594
Costs Capitalized Subsequent to Acquisition	23
Gross Amount Carried at Close of Period
Land and Improvements	560
Buildings and Improvements	8,617
Total	9,177
Accumulated Depreciation	1,071
NBV	$ 8,106
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7560, Countrywood Estates
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	260
Buildings and Improvements	9,542
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	260
Buildings and Improvements	9,542
Total	9,802
Accumulated Depreciation	1,121
NBV	$ 8,681
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7561, Riverview Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	240
Buildings and Improvements	9,476
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	240
Buildings and Improvements	9,476
Total	9,716
Accumulated Depreciation	1,111
NBV	$ 8,605
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7564, Brookridge Life Care & Rehab
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	410
Buildings and Improvements	11,069
Costs Capitalized Subsequent to Acquisition	4
Gross Amount Carried at Close of Period
Land and Improvements	410
Buildings and Improvements	11,073
Total	11,483
Accumulated Depreciation	1,323
NBV	$ 10,160
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7563, Wynwood Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	290
Buildings and Improvements	10,763
Costs Capitalized Subsequent to Acquisition	1
Gross Amount Carried at Close of Period
Land and Improvements	290
Buildings and Improvements	10,764
Total	11,054
Accumulated Depreciation	1,251
NBV	$ 9,803
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0853, Kachina Point Health Care and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	364
Buildings and Improvements	4,179
Costs Capitalized Subsequent to Acquisition	197
Gross Amount Carried at Close of Period
Land and Improvements	364
Buildings and Improvements	4,376
Total	4,740
Accumulated Depreciation	3,214
NBV	$ 1,526
Life on Which Depreciation in Income Statement is Computed	45 years
SKILLED NURSING FACILITIES | 0851, Villa Campana Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	533
Buildings and Improvements	2,201
Costs Capitalized Subsequent to Acquisition	395
Gross Amount Carried at Close of Period
Land and Improvements	533
Buildings and Improvements	2,596
Total	3,129
Accumulated Depreciation	1,584
NBV	$ 1,545
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0738, Bay View Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,462
Buildings and Improvements	5,981
Costs Capitalized Subsequent to Acquisition	282
Gross Amount Carried at Close of Period
Land and Improvements	1,462
Buildings and Improvements	6,263
Total	7,725
Accumulated Depreciation	4,862
NBV	$ 2,863
Life on Which Depreciation in Income Statement is Computed	45 years
SKILLED NURSING FACILITIES | 3765, Chowchilla Convalescent Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,780
Buildings and Improvements	5,097
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,780
Buildings and Improvements	5,097
Total	6,877
Accumulated Depreciation	634
NBV	$ 6,243
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7140, Driftwood Gilroy
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	3,330
Buildings and Improvements	13,665
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	3,330
Buildings and Improvements	13,665
Total	16,995
Accumulated Depreciation	1,638
NBV	$ 15,357
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7390, Orange Hills Convalescent Hospital
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	960
Buildings and Improvements	20,968
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	960
Buildings and Improvements	20,968
Total	21,928
Accumulated Depreciation	2,369
NBV	$ 19,559
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0148, Village Square Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	766
Buildings and Improvements	3,507
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	766
Buildings and Improvements	3,507
Total	4,273
Accumulated Depreciation	1,838
NBV	$ 2,435
Life on Which Depreciation in Income Statement is Computed	42 years
SKILLED NURSING FACILITIES | 0873, Brighton Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	282
Buildings and Improvements	3,377
Costs Capitalized Subsequent to Acquisition	468
Gross Amount Carried at Close of Period
Land and Improvements	282
Buildings and Improvements	3,845
Total	4,127
Accumulated Depreciation	2,741
NBV	$ 1,386
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 0859, Malley Healthcare and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	501
Buildings and Improvements	8,294
Costs Capitalized Subsequent to Acquisition	243
Gross Amount Carried at Close of Period
Land and Improvements	501
Buildings and Improvements	8,537
Total	9,038
Accumulated Depreciation	6,182
NBV	$ 2,856
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 0568, Parkway Pavilion Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	337
Buildings and Improvements	3,607
Costs Capitalized Subsequent to Acquisition	203
Gross Amount Carried at Close of Period
Land and Improvements	337
Buildings and Improvements	3,810
Total	4,147
Accumulated Depreciation	3,077
NBV	$ 1,070
Life on Which Depreciation in Income Statement is Computed	28 years
SKILLED NURSING FACILITIES | 0563, The Crossings West Campus
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	202
Buildings and Improvements	2,363
Costs Capitalized Subsequent to Acquisition	129
Gross Amount Carried at Close of Period
Land and Improvements	202
Buildings and Improvements	2,492
Total	2,694
Accumulated Depreciation	1,877
NBV	$ 817
Life on Which Depreciation in Income Statement is Computed	28 years
SKILLED NURSING FACILITIES | 0567, The Crossings East Campus
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	401
Buildings and Improvements	2,776
Costs Capitalized Subsequent to Acquisition	263
Gross Amount Carried at Close of Period
Land and Improvements	401
Buildings and Improvements	3,039
Total	3,440
Accumulated Depreciation	2,371
NBV	$ 1,069
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 3779, Beverly Health - Ft. Pierce
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	840
Buildings and Improvements	16,318
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	840
Buildings and Improvements	16,318
Total	17,158
Accumulated Depreciation	1,939
NBV	$ 15,219
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7551, Willowwood Health & Rehab Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,130
Buildings and Improvements	9,219
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,130
Buildings and Improvements	9,219
Total	10,349
Accumulated Depreciation	1,100
NBV	$ 9,249
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0645, Specialty Care of Marietta
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	241
Buildings and Improvements	2,782
Costs Capitalized Subsequent to Acquisition	377
Gross Amount Carried at Close of Period
Land and Improvements	241
Buildings and Improvements	3,159
Total	3,400
Accumulated Depreciation	2,269
NBV	$ 1,131
Life on Which Depreciation in Income Statement is Computed	28 years 6 months
SKILLED NURSING FACILITIES | 0155, Savannah Rehabilitation & Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	213
Buildings and Improvements	2,772
Costs Capitalized Subsequent to Acquisition	345
Gross Amount Carried at Close of Period
Land and Improvements	213
Buildings and Improvements	3,117
Total	3,330
Accumulated Depreciation	2,192
NBV	$ 1,138
Life on Which Depreciation in Income Statement is Computed	28 years 6 months
SKILLED NURSING FACILITIES | 0660, Savannah Specialty Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	157
Buildings and Improvements	2,219
Costs Capitalized Subsequent to Acquisition	228
Gross Amount Carried at Close of Period
Land and Improvements	157
Buildings and Improvements	2,447
Total	2,604
Accumulated Depreciation	2,023
NBV	$ 581
Life on Which Depreciation in Income Statement is Computed	26 years
SKILLED NURSING FACILITIES | 0216, Boise Health and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	256
Buildings and Improvements	3,593
Costs Capitalized Subsequent to Acquisition	281
Gross Amount Carried at Close of Period
Land and Improvements	256
Buildings and Improvements	3,874
Total	4,130
Accumulated Depreciation	1,677
NBV	$ 2,453
Life on Which Depreciation in Income Statement is Computed	45 years
SKILLED NURSING FACILITIES | 1568, Rolling Hills
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,600
Buildings and Improvements	6,710
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,600
Buildings and Improvements	6,710
Total	8,310
Accumulated Depreciation	864
NBV	$ 7,446
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1554, Chalet Village
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	590
Buildings and Improvements	1,654
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	590
Buildings and Improvements	1,654
Total	2,244
Accumulated Depreciation	320
NBV	$ 1,924
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0269, Meadowvale Health and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	7
Buildings and Improvements	787
Costs Capitalized Subsequent to Acquisition	576
Gross Amount Carried at Close of Period
Land and Improvements	7
Buildings and Improvements	1,363
Total	1,370
Accumulated Depreciation	689
NBV	$ 681
Life on Which Depreciation in Income Statement is Computed	22 years
SKILLED NURSING FACILITIES | 0290, Bremen Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	109
Buildings and Improvements	3,354
Costs Capitalized Subsequent to Acquisition	548
Gross Amount Carried at Close of Period
Land and Improvements	109
Buildings and Improvements	3,902
Total	4,011
Accumulated Depreciation	2,256
NBV	$ 1,755
Life on Which Depreciation in Income Statement is Computed	45 years
SKILLED NURSING FACILITIES | 1565, Vermillion Convalescent Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	700
Buildings and Improvements	11,057
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	700
Buildings and Improvements	11,057
Total	11,757
Accumulated Depreciation	1,328
NBV	$ 10,429
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1560, Willow Crossing
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	880
Buildings and Improvements	4,963
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	880
Buildings and Improvements	4,963
Total	5,843
Accumulated Depreciation	672
NBV	$ 5,171
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1567, Greenhill Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	380
Buildings and Improvements	7,659
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	380
Buildings and Improvements	7,659
Total	8,039
Accumulated Depreciation	896
NBV	$ 7,143
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1556, Twin City Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	350
Buildings and Improvements	3,012
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	350
Buildings and Improvements	3,012
Total	3,362
Accumulated Depreciation	433
NBV	$ 2,929
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1566, Hanover
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,070
Buildings and Improvements	3,903
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,070
Buildings and Improvements	3,903
Total	4,973
Accumulated Depreciation	641
NBV	$ 4,332
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1561, AmeriCare of Hartford City
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	470
Buildings and Improvements	1,855
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	470
Buildings and Improvements	1,855
Total	2,325
Accumulated Depreciation	337
NBV	$ 1,988
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1562, Oakbrook Village
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	600
Buildings and Improvements	1,950
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	600
Buildings and Improvements	1,950
Total	2,550
Accumulated Depreciation	303
NBV	$ 2,247
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1552, Lakeview Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	2,780
Buildings and Improvements	7,927
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	2,780
Buildings and Improvements	7,927
Total	10,707
Accumulated Depreciation	1,128
NBV	$ 9,579
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1569, Wintersong
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	420
Buildings and Improvements	2,019
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	420
Buildings and Improvements	2,019
Total	2,439
Accumulated Depreciation	291
NBV	$ 2,148
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1571, Magnolia Woodland
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	340
Buildings and Improvements	3,757
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	340
Buildings and Improvements	3,757
Total	4,097
Accumulated Depreciation	571
NBV	$ 3,526
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0407, Parkwood Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	121
Buildings and Improvements	4,512
Costs Capitalized Subsequent to Acquisition	1,291
Gross Amount Carried at Close of Period
Land and Improvements	121
Buildings and Improvements	5,803
Total	5,924
Accumulated Depreciation	4,003
NBV	$ 1,921
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 1570, Monticello
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	460
Buildings and Improvements	8,461
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	460
Buildings and Improvements	8,461
Total	8,921
Accumulated Depreciation	1,001
NBV	$ 7,920
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0406, Muncie Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	108
Buildings and Improvements	4,202
Costs Capitalized Subsequent to Acquisition	1,259
Gross Amount Carried at Close of Period
Land and Improvements	170
Buildings and Improvements	5,399
Total	5,569
Accumulated Depreciation	3,786
NBV	$ 1,783
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 1555, Willowbend Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,080
Buildings and Improvements	4,026
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,080
Buildings and Improvements	4,026
Total	5,106
Accumulated Depreciation	524
NBV	$ 4,582
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1557, Liberty Village
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,520
Buildings and Improvements	7,542
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,520
Buildings and Improvements	7,542
Total	9,062
Accumulated Depreciation	931
NBV	$ 8,131
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3767, Petersburg Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	310
Buildings and Improvements	8,443
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	310
Buildings and Improvements	8,443
Total	8,753
Accumulated Depreciation	1,025
NBV	$ 7,728
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1563, AmeriCare of Portland
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	400
Buildings and Improvements	9,597
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	400
Buildings and Improvements	9,597
Total	9,997
Accumulated Depreciation	1,163
NBV	$ 8,834
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3766, Oakridge Convalescent Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	640
Buildings and Improvements	11,128
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	640
Buildings and Improvements	11,128
Total	11,768
Accumulated Depreciation	1,355
NBV	$ 10,413
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0112, Royal Oaks Health Care and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	418
Buildings and Improvements	5,779
Costs Capitalized Subsequent to Acquisition	1,209
Gross Amount Carried at Close of Period
Land and Improvements	428
Buildings and Improvements	6,978
Total	7,406
Accumulated Depreciation	2,869
NBV	$ 4,537
Life on Which Depreciation in Income Statement is Computed	45 years
SKILLED NURSING FACILITIES | 1553, Westridge Healthcare Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	690
Buildings and Improvements	5,384
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	690
Buildings and Improvements	5,384
Total	6,074
Accumulated Depreciation	675
NBV	$ 5,399
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1572, Magnolia Washington
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	220
Buildings and Improvements	10,054
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	220
Buildings and Improvements	10,054
Total	10,274
Accumulated Depreciation	1,240
NBV	$ 9,034
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1558, Americare of Winchester
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	730
Buildings and Improvements	6,039
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	730
Buildings and Improvements	6,039
Total	6,769
Accumulated Depreciation	722
NBV	$ 6,047
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7343, Belleville Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	590
Buildings and Improvements	4,170
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	590
Buildings and Improvements	4,170
Total	4,760
Accumulated Depreciation	558
NBV	$ 4,202
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7350, Smokey Hill Rehab Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	360
Buildings and Improvements	3,705
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	360
Buildings and Improvements	3,705
Total	4,065
Accumulated Depreciation	575
NBV	$ 3,490
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7348, Westwood Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	250
Buildings and Improvements	3,735
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	250
Buildings and Improvements	3,735
Total	3,985
Accumulated Depreciation	486
NBV	$ 3,499
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7152, Infinia at Wichita
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	350
Buildings and Improvements	13,065
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	350
Buildings and Improvements	13,065
Total	13,415
Accumulated Depreciation	1,476
NBV	$ 11,939
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3835, Jackson Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	131
Buildings and Improvements	4,442
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	131
Buildings and Improvements	4,442
Total	4,573
Accumulated Depreciation	1,036
NBV	$ 3,537
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3830, Colonial Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	38
Buildings and Improvements	2,829
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	38
Buildings and Improvements	2,829
Total	2,867
Accumulated Depreciation	660
NBV	$ 2,207
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0277, Rosewood Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	248
Buildings and Improvements	5,371
Costs Capitalized Subsequent to Acquisition	496
Gross Amount Carried at Close of Period
Land and Improvements	248
Buildings and Improvements	5,867
Total	6,115
Accumulated Depreciation	4,434
NBV	$ 1,681
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 0281, Riverside Manor Healthcare Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	103
Buildings and Improvements	2,119
Costs Capitalized Subsequent to Acquisition	184
Gross Amount Carried at Close of Period
Land and Improvements	103
Buildings and Improvements	2,303
Total	2,406
Accumulated Depreciation	1,772
NBV	$ 634
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 0278, Oakview Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	124
Buildings and Improvements	2,882
Costs Capitalized Subsequent to Acquisition	1,005
Gross Amount Carried at Close of Period
Land and Improvements	124
Buildings and Improvements	3,887
Total	4,011
Accumulated Depreciation	2,459
NBV	$ 1,552
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 3832, Green Valley Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	29
Buildings and Improvements	2,325
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	29
Buildings and Improvements	2,325
Total	2,354
Accumulated Depreciation	542
NBV	$ 1,812
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3845, Summit Manor Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	38
Buildings and Improvements	12,510
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	38
Buildings and Improvements	12,510
Total	12,548
Accumulated Depreciation	2,919
NBV	$ 9,629
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0782, Danville Centre for Health and Rehabilitation
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	322
Buildings and Improvements	3,538
Costs Capitalized Subsequent to Acquisition	536
Gross Amount Carried at Close of Period
Land and Improvements	322
Buildings and Improvements	4,074
Total	4,396
Accumulated Depreciation	2,574
NBV	$ 1,822
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 0787, Woodland Terrace Health Care Facility
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	216
Buildings and Improvements	1,795
Costs Capitalized Subsequent to Acquisition	315
Gross Amount Carried at Close of Period
Land and Improvements	216
Buildings and Improvements	2,110
Total	2,326
Accumulated Depreciation	1,938
NBV	$ 388
Life on Which Depreciation in Income Statement is Computed	26 years
SKILLED NURSING FACILITIES | 3831, Glasgow Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	21
Buildings and Improvements	2,997
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	21
Buildings and Improvements	2,997
Total	3,018
Accumulated Depreciation	699
NBV	$ 2,319
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0864, Harrodsburg Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	137
Buildings and Improvements	1,830
Costs Capitalized Subsequent to Acquisition	642
Gross Amount Carried at Close of Period
Land and Improvements	137
Buildings and Improvements	2,472
Total	2,609
Accumulated Depreciation	1,694
NBV	$ 915
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3841, Professional Care Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	22
Buildings and Improvements	7,905
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	22
Buildings and Improvements	7,905
Total	7,927
Accumulated Depreciation	1,844
NBV	$ 6,083
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3833, Hart County Health Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	68
Buildings and Improvements	6,059
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	68
Buildings and Improvements	6,059
Total	6,127
Accumulated Depreciation	1,414
NBV	$ 4,713
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3834, Heritage Hall Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	38
Buildings and Improvements	3,920
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	38
Buildings and Improvements	3,920
Total	3,958
Accumulated Depreciation	915
NBV	$ 3,043
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3844, Tanbark Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	868
Buildings and Improvements	6,061
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	868
Buildings and Improvements	6,061
Total	6,929
Accumulated Depreciation	1,414
NBV	$ 5,515
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0784, Northfield Centre for Health and Rehabilitation
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	285
Buildings and Improvements	1,555
Costs Capitalized Subsequent to Acquisition	692
Gross Amount Carried at Close of Period
Land and Improvements	285
Buildings and Improvements	2,247
Total	2,532
Accumulated Depreciation	1,491
NBV	$ 1,041
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 3836, Jefferson Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	2,169
Buildings and Improvements	4,075
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	2,169
Buildings and Improvements	4,075
Total	6,244
Accumulated Depreciation	951
NBV	$ 5,293
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3837, Jefferson Place
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,307
Buildings and Improvements	9,175
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,307
Buildings and Improvements	9,175
Total	10,482
Accumulated Depreciation	2,141
NBV	$ 8,341
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3838, Meadowview Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	317
Buildings and Improvements	4,666
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	317
Buildings and Improvements	4,666
Total	4,983
Accumulated Depreciation	1,089
NBV	$ 3,894
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3842, Rockford Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	364
Buildings and Improvements	9,568
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	364
Buildings and Improvements	9,568
Total	9,932
Accumulated Depreciation	2,233
NBV	$ 7,699
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3843, Summerfield Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,089
Buildings and Improvements	10,756
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,089
Buildings and Improvements	10,756
Total	11,845
Accumulated Depreciation	2,510
NBV	$ 9,335
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0785, Hillcrest Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	544
Buildings and Improvements	2,619
Costs Capitalized Subsequent to Acquisition	993
Gross Amount Carried at Close of Period
Land and Improvements	544
Buildings and Improvements	3,612
Total	4,156
Accumulated Depreciation	2,782
NBV	$ 1,374
Life on Which Depreciation in Income Statement is Computed	22 years
SKILLED NURSING FACILITIES | 3829, McCreary Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	73
Buildings and Improvements	2,443
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	73
Buildings and Improvements	2,443
Total	2,516
Accumulated Depreciation	570
NBV	$ 1,946
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3840, North Hardin Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	218
Buildings and Improvements	11,944
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	218
Buildings and Improvements	11,944
Total	12,162
Accumulated Depreciation	2,787
NBV	$ 9,375
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3839, Monroe Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	32
Buildings and Improvements	8,756
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	32
Buildings and Improvements	8,756
Total	8,788
Accumulated Depreciation	2,043
NBV	$ 6,745
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0280, Fountain Circle Health and Rehabilitation
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	137
Buildings and Improvements	6,120
Costs Capitalized Subsequent to Acquisition	1,055
Gross Amount Carried at Close of Period
Land and Improvements	137
Buildings and Improvements	7,175
Total	7,312
Accumulated Depreciation	5,123
NBV	$ 2,189
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 0582, Colony House Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	132
Buildings and Improvements	999
Costs Capitalized Subsequent to Acquisition	194
Gross Amount Carried at Close of Period
Land and Improvements	132
Buildings and Improvements	1,193
Total	1,325
Accumulated Depreciation	1,153
NBV	$ 172
Life on Which Depreciation in Income Statement is Computed	40 years
SKILLED NURSING FACILITIES | 1730, Wingate at Andover
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,450
Buildings and Improvements	14,798
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,450
Buildings and Improvements	14,798
Total	16,248
Accumulated Depreciation	1,803
NBV	$ 14,445
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0581, Blueberry Hill Skilled Nursing & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	129
Buildings and Improvements	4,290
Costs Capitalized Subsequent to Acquisition	571
Gross Amount Carried at Close of Period
Land and Improvements	129
Buildings and Improvements	4,861
Total	4,990
Accumulated Depreciation	3,462
NBV	$ 1,528
Life on Which Depreciation in Income Statement is Computed	40 years
SKILLED NURSING FACILITIES | 1731, Wingate at Brighton
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,070
Buildings and Improvements	7,383
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,070
Buildings and Improvements	7,383
Total	8,453
Accumulated Depreciation	1,026
NBV	$ 7,427
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0588, Walden Rehabilitation and Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	181
Buildings and Improvements	1,347
Costs Capitalized Subsequent to Acquisition	178
Gross Amount Carried at Close of Period
Land and Improvements	181
Buildings and Improvements	1,525
Total	1,706
Accumulated Depreciation	1,403
NBV	$ 303
Life on Which Depreciation in Income Statement is Computed	40 years
SKILLED NURSING FACILITIES | 0514, Sachem Skilled Nursing & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	529
Buildings and Improvements	1,238
Costs Capitalized Subsequent to Acquisition	232
Gross Amount Carried at Close of Period
Land and Improvements	529
Buildings and Improvements	1,470
Total	1,999
Accumulated Depreciation	1,655
NBV	$ 344
Life on Which Depreciation in Income Statement is Computed	27 years
SKILLED NURSING FACILITIES | 1745, Chestnut Hill Rehab & Nursing
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	3,050
Buildings and Improvements	5,392
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	3,050
Buildings and Improvements	5,392
Total	8,442
Accumulated Depreciation	806
NBV	$ 7,636
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0508, Crawford Skilled Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	127
Buildings and Improvements	1,109
Costs Capitalized Subsequent to Acquisition	312
Gross Amount Carried at Close of Period
Land and Improvements	127
Buildings and Improvements	1,421
Total	1,548
Accumulated Depreciation	1,144
NBV	$ 404
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 0584, Franklin Skilled Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	156
Buildings and Improvements	757
Costs Capitalized Subsequent to Acquisition	158
Gross Amount Carried at Close of Period
Land and Improvements	156
Buildings and Improvements	915
Total	1,071
Accumulated Depreciation	815
NBV	$ 256
Life on Which Depreciation in Income Statement is Computed	40 years
SKILLED NURSING FACILITIES | 1747, Wingate at Haverhill
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	810
Buildings and Improvements	9,288
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	810
Buildings and Improvements	9,288
Total	10,098
Accumulated Depreciation	1,238
NBV	$ 8,860
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1737, Skilled Care Center at Silver Lake
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	3,230
Buildings and Improvements	19,870
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	3,230
Buildings and Improvements	19,870
Total	23,100
Accumulated Depreciation	2,610
NBV	$ 20,490
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0587, River Terrace Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	268
Buildings and Improvements	957
Costs Capitalized Subsequent to Acquisition	147
Gross Amount Carried at Close of Period
Land and Improvements	268
Buildings and Improvements	1,104
Total	1,372
Accumulated Depreciation	1,144
NBV	$ 228
Life on Which Depreciation in Income Statement is Computed	40 years
SKILLED NURSING FACILITIES | 1739, Wentworth Skilled Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	820
Buildings and Improvements	11,220
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	820
Buildings and Improvements	11,220
Total	12,040
Accumulated Depreciation	1,352
NBV	$ 10,688
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0529, Bolton Manor Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	222
Buildings and Improvements	2,431
Costs Capitalized Subsequent to Acquisition	228
Gross Amount Carried at Close of Period
Land and Improvements	222
Buildings and Improvements	2,659
Total	2,881
Accumulated Depreciation	2,247
NBV	$ 634
Life on Which Depreciation in Income Statement is Computed	34 years 6 months
SKILLED NURSING FACILITIES | 0526, The Eliot Healthcare Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	249
Buildings and Improvements	1,328
Costs Capitalized Subsequent to Acquisition	230
Gross Amount Carried at Close of Period
Land and Improvements	249
Buildings and Improvements	1,558
Total	1,807
Accumulated Depreciation	1,452
NBV	$ 355
Life on Which Depreciation in Income Statement is Computed	31 years
SKILLED NURSING FACILITIES | 1732, Wingate at Needham
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	920
Buildings and Improvements	9,236
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	920
Buildings and Improvements	9,236
Total	10,156
Accumulated Depreciation	1,234
NBV	$ 8,922
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0503, Brigham Manor Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	126
Buildings and Improvements	1,708
Costs Capitalized Subsequent to Acquisition	134
Gross Amount Carried at Close of Period
Land and Improvements	126
Buildings and Improvements	1,842
Total	1,968
Accumulated Depreciation	1,665
NBV	$ 303
Life on Which Depreciation in Income Statement is Computed	27 years
SKILLED NURSING FACILITIES | 0507, Country Rehabilitation and Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	199
Buildings and Improvements	3,004
Costs Capitalized Subsequent to Acquisition	378
Gross Amount Carried at Close of Period
Land and Improvements	199
Buildings and Improvements	3,382
Total	3,581
Accumulated Depreciation	2,965
NBV	$ 616
Life on Which Depreciation in Income Statement is Computed	27 years
SKILLED NURSING FACILITIES | 0537, Quincy Rehabilitation and Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	216
Buildings and Improvements	2,911
Costs Capitalized Subsequent to Acquisition	204
Gross Amount Carried at Close of Period
Land and Improvements	216
Buildings and Improvements	3,115
Total	3,331
Accumulated Depreciation	2,854
NBV	$ 477
Life on Which Depreciation in Income Statement is Computed	24 years
SKILLED NURSING FACILITIES | 1733, Wingate at Reading
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	920
Buildings and Improvements	7,499
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	920
Buildings and Improvements	7,499
Total	8,419
Accumulated Depreciation	1,016
NBV	$ 7,403
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0542, Den-Mar Rehabilitation and Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	23
Buildings and Improvements	1,560
Costs Capitalized Subsequent to Acquisition	187
Gross Amount Carried at Close of Period
Land and Improvements	23
Buildings and Improvements	1,747
Total	1,770
Accumulated Depreciation	1,547
NBV	$ 223
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 1736, Wingate at South Hadley
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,870
Buildings and Improvements	15,572
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,870
Buildings and Improvements	15,572
Total	17,442
Accumulated Depreciation	1,864
NBV	$ 15,578
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1746, Ring East
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,250
Buildings and Improvements	13,561
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,250
Buildings and Improvements	13,561
Total	14,811
Accumulated Depreciation	1,697
NBV	$ 13,114
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0501, Blue Hills Alzheimer's Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	511
Buildings and Improvements	1,026
Costs Capitalized Subsequent to Acquisition	175
Gross Amount Carried at Close of Period
Land and Improvements	511
Buildings and Improvements	1,201
Total	1,712
Accumulated Depreciation	1,425
NBV	$ 287
Life on Which Depreciation in Income Statement is Computed	28 years
SKILLED NURSING FACILITIES | 1734, Wingate at Sudbury
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,540
Buildings and Improvements	8,100
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,540
Buildings and Improvements	8,100
Total	9,640
Accumulated Depreciation	1,158
NBV	$ 8,482
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0534, Country Gardens Skilled Nursing & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	415
Buildings and Improvements	2,675
Costs Capitalized Subsequent to Acquisition	180
Gross Amount Carried at Close of Period
Land and Improvements	415
Buildings and Improvements	2,855
Total	3,270
Accumulated Depreciation	2,590
NBV	$ 680
Life on Which Depreciation in Income Statement is Computed	27 years
SKILLED NURSING FACILITIES | 0517, Brookside Rehabilitation and Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	102
Buildings and Improvements	1,154
Costs Capitalized Subsequent to Acquisition	173
Gross Amount Carried at Close of Period
Land and Improvements	102
Buildings and Improvements	1,327
Total	1,429
Accumulated Depreciation	1,193
NBV	$ 236
Life on Which Depreciation in Income Statement is Computed	31 years
SKILLED NURSING FACILITIES | 0539, Newton and Wellesley Alzheimer Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	297
Buildings and Improvements	3,250
Costs Capitalized Subsequent to Acquisition	172
Gross Amount Carried at Close of Period
Land and Improvements	297
Buildings and Improvements	3,422
Total	3,719
Accumulated Depreciation	2,970
NBV	$ 749
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 1744, Riverdale Gardens Rehab & Nursing
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	2,140
Buildings and Improvements	6,997
Costs Capitalized Subsequent to Acquisition	107
Gross Amount Carried at Close of Period
Land and Improvements	2,140
Buildings and Improvements	7,104
Total	9,244
Accumulated Depreciation	1,178
NBV	$ 8,066
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1735, Wingate at Wilbraham
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	4,070
Buildings and Improvements	10,777
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	4,070
Buildings and Improvements	10,777
Total	14,847
Accumulated Depreciation	1,411
NBV	$ 13,436
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1740, Worcester Skilled Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	620
Buildings and Improvements	10,958
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	620
Buildings and Improvements	10,958
Total	11,578
Accumulated Depreciation	1,459
NBV	$ 10,119
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3774, Cumberland Villa Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	660
Buildings and Improvements	23,970
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	660
Buildings and Improvements	23,970
Total	24,630
Accumulated Depreciation	2,667
NBV	$ 21,963
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3773, Colton Villa
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,550
Buildings and Improvements	16,973
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,550
Buildings and Improvements	16,973
Total	18,523
Accumulated Depreciation	2,011
NBV	$ 16,512
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3775, Westminster Nursing & Convalescent Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	2,160
Buildings and Improvements	15,931
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	2,160
Buildings and Improvements	15,931
Total	18,091
Accumulated Depreciation	1,886
NBV	$ 16,205
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0544, Augusta Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	152
Buildings and Improvements	1,074
Costs Capitalized Subsequent to Acquisition	146
Gross Amount Carried at Close of Period
Land and Improvements	152
Buildings and Improvements	1,220
Total	1,372
Accumulated Depreciation	1,120
NBV	$ 252
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 0545, Eastside Rehabilitation and Living Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	316
Buildings and Improvements	1,349
Costs Capitalized Subsequent to Acquisition	134
Gross Amount Carried at Close of Period
Land and Improvements	316
Buildings and Improvements	1,483
Total	1,799
Accumulated Depreciation	1,354
NBV	$ 445
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 0554, Westgate Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	287
Buildings and Improvements	2,718
Costs Capitalized Subsequent to Acquisition	151
Gross Amount Carried at Close of Period
Land and Improvements	287
Buildings and Improvements	2,869
Total	3,156
Accumulated Depreciation	2,607
NBV	$ 549
Life on Which Depreciation in Income Statement is Computed	31 years
SKILLED NURSING FACILITIES | 0546, Winship Green Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	110
Buildings and Improvements	1,455
Costs Capitalized Subsequent to Acquisition	128
Gross Amount Carried at Close of Period
Land and Improvements	110
Buildings and Improvements	1,583
Total	1,693
Accumulated Depreciation	1,320
NBV	$ 373
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0547, Brewer Rehabilitation and Living Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	228
Buildings and Improvements	2,737
Costs Capitalized Subsequent to Acquisition	304
Gross Amount Carried at Close of Period
Land and Improvements	228
Buildings and Improvements	3,041
Total	3,269
Accumulated Depreciation	2,407
NBV	$ 862
Life on Which Depreciation in Income Statement is Computed	33 years
SKILLED NURSING FACILITIES | 0549, Kennebunk Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	99
Buildings and Improvements	1,898
Costs Capitalized Subsequent to Acquisition	161
Gross Amount Carried at Close of Period
Land and Improvements	99
Buildings and Improvements	2,059
Total	2,158
Accumulated Depreciation	1,601
NBV	$ 557
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0550, Norway Rehabilitation & Living Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	133
Buildings and Improvements	1,658
Costs Capitalized Subsequent to Acquisition	118
Gross Amount Carried at Close of Period
Land and Improvements	133
Buildings and Improvements	1,776
Total	1,909
Accumulated Depreciation	1,376
NBV	$ 533
Life on Which Depreciation in Income Statement is Computed	39 years
SKILLED NURSING FACILITIES | 0555, Brentwood Rehabilitation and Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	181
Buildings and Improvements	2,789
Costs Capitalized Subsequent to Acquisition	146
Gross Amount Carried at Close of Period
Land and Improvements	181
Buildings and Improvements	2,935
Total	3,116
Accumulated Depreciation	2,347
NBV	$ 769
Life on Which Depreciation in Income Statement is Computed	45 years
SKILLED NURSING FACILITIES | 7586, Autumn Woods Residential Health Care Facility
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	745
Buildings and Improvements	26,765
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	745
Buildings and Improvements	26,765
Total	27,510
Accumulated Depreciation	2,292
NBV	$ 25,218
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3784, Hopkins Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	4,470
Buildings and Improvements	21,409
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	4,470
Buildings and Improvements	21,409
Total	25,879
Accumulated Depreciation	2,442
NBV	$ 23,437
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7005, Andrew Care Home
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	3,280
Buildings and Improvements	5,083
Costs Capitalized Subsequent to Acquisition	243
Gross Amount Carried at Close of Period
Land and Improvements	3,280
Buildings and Improvements	5,326
Total	8,606
Accumulated Depreciation	1,043
NBV	$ 7,563
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3764, Golden Living Center - Rochester East
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	639
Buildings and Improvements	3,497
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	639
Buildings and Improvements	3,497
Total	4,136
Accumulated Depreciation	3,561
NBV	$ 575
Life on Which Depreciation in Income Statement is Computed	28 years
SKILLED NURSING FACILITIES | 7250, Ashland Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	770
Buildings and Improvements	4,400
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	770
Buildings and Improvements	4,400
Total	5,170
Accumulated Depreciation	555
NBV	$ 4,615
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7257, South Hampton Place
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	710
Buildings and Improvements	11,279
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	710
Buildings and Improvements	11,279
Total	11,989
Accumulated Depreciation	1,320
NBV	$ 10,669
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7253, Dixon Nursing & Rehab
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	570
Buildings and Improvements	3,342
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	570
Buildings and Improvements	3,342
Total	3,912
Accumulated Depreciation	449
NBV	$ 3,463
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7252, Current River Nursing
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	450
Buildings and Improvements	7,703
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	450
Buildings and Improvements	7,703
Total	8,153
Accumulated Depreciation	992
NBV	$ 7,161
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7254, Forsyth Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	710
Buildings and Improvements	6,731
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	710
Buildings and Improvements	6,731
Total	7,441
Accumulated Depreciation	902
NBV	$ 6,539
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3785, Maryville Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	630
Buildings and Improvements	5,825
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	630
Buildings and Improvements	5,825
Total	6,455
Accumulated Depreciation	790
NBV	$ 5,665
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7255, Glenwood Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	670
Buildings and Improvements	3,737
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	670
Buildings and Improvements	3,737
Total	4,407
Accumulated Depreciation	488
NBV	$ 3,919
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7256, Silex Community Care
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	730
Buildings and Improvements	2,689
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	730
Buildings and Improvements	2,689
Total	3,419
Accumulated Depreciation	387
NBV	$ 3,032
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 2227, Gravios Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,560
Buildings and Improvements	10,582
Costs Capitalized Subsequent to Acquisition	301
Gross Amount Carried at Close of Period
Land and Improvements	1,560
Buildings and Improvements	10,883
Total	12,443
Accumulated Depreciation	1,394
NBV	$ 11,049
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7251, Bellefontaine Gardens
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,610
Buildings and Improvements	4,314
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,610
Buildings and Improvements	4,314
Total	5,924
Accumulated Depreciation	631
NBV	$ 5,293
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7258, Strafford Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,670
Buildings and Improvements	8,251
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,670
Buildings and Improvements	8,251
Total	9,921
Accumulated Depreciation	980
NBV	$ 8,941
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7259, Windsor Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	510
Buildings and Improvements	3,345
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	510
Buildings and Improvements	3,345
Total	3,855
Accumulated Depreciation	449
NBV	$ 3,406
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0806, Chapel Hill Rehabilitation and Healthcare Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	347
Buildings and Improvements	3,029
Costs Capitalized Subsequent to Acquisition	450
Gross Amount Carried at Close of Period
Land and Improvements	347
Buildings and Improvements	3,479
Total	3,826
Accumulated Depreciation	2,478
NBV	$ 1,348
Life on Which Depreciation in Income Statement is Computed	28 years
SKILLED NURSING FACILITIES | 0116, Pettigrew Rehabilitation and Healthcare Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	101
Buildings and Improvements	2,889
Costs Capitalized Subsequent to Acquisition	223
Gross Amount Carried at Close of Period
Land and Improvements	101
Buildings and Improvements	3,112
Total	3,213
Accumulated Depreciation	2,345
NBV	$ 868
Life on Which Depreciation in Income Statement is Computed	28 years
SKILLED NURSING FACILITIES | 0724, Rehabilitation and Health Center of Gastonia
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	158
Buildings and Improvements	2,359
Costs Capitalized Subsequent to Acquisition	450
Gross Amount Carried at Close of Period
Land and Improvements	158
Buildings and Improvements	2,809
Total	2,967
Accumulated Depreciation	1,969
NBV	$ 998
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 3770, Lakewood Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,610
Buildings and Improvements	7,759
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,610
Buildings and Improvements	7,759
Total	9,369
Accumulated Depreciation	1,039
NBV	$ 8,330
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0711, Kinston Rehabilitation and Healthcare Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	186
Buildings and Improvements	3,038
Costs Capitalized Subsequent to Acquisition	502
Gross Amount Carried at Close of Period
Land and Improvements	186
Buildings and Improvements	3,540
Total	3,726
Accumulated Depreciation	2,342
NBV	$ 1,384
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 0307, Lincoln Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	39
Buildings and Improvements	3,309
Costs Capitalized Subsequent to Acquisition	197
Gross Amount Carried at Close of Period
Land and Improvements	39
Buildings and Improvements	3,506
Total	3,545
Accumulated Depreciation	2,746
NBV	$ 799
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0707, Rehabilitation and Nursing Center of Monroe
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	185
Buildings and Improvements	2,654
Costs Capitalized Subsequent to Acquisition	368
Gross Amount Carried at Close of Period
Land and Improvements	185
Buildings and Improvements	3,022
Total	3,207
Accumulated Depreciation	2,187
NBV	$ 1,020
Life on Which Depreciation in Income Statement is Computed	28 years
SKILLED NURSING FACILITIES | 0137, Sunnybrook Healthcare and Rehabilitation Specialists
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	187
Buildings and Improvements	3,409
Costs Capitalized Subsequent to Acquisition	360
Gross Amount Carried at Close of Period
Land and Improvements	187
Buildings and Improvements	3,769
Total	3,956
Accumulated Depreciation	3,244
NBV	$ 712
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 0143, Raleigh Rehabilitation & Healthcare Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	316
Buildings and Improvements	5,470
Costs Capitalized Subsequent to Acquisition	581
Gross Amount Carried at Close of Period
Land and Improvements	316
Buildings and Improvements	6,051
Total	6,367
Accumulated Depreciation	5,182
NBV	$ 1,185
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 0704, Guardian Care of Roanoke Rapids
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	339
Buildings and Improvements	4,132
Costs Capitalized Subsequent to Acquisition	550
Gross Amount Carried at Close of Period
Land and Improvements	339
Buildings and Improvements	4,682
Total	5,021
Accumulated Depreciation	3,898
NBV	$ 1,123
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 0723, Guardian Care of Rocky Mount
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	240
Buildings and Improvements	1,732
Costs Capitalized Subsequent to Acquisition	302
Gross Amount Carried at Close of Period
Land and Improvements	240
Buildings and Improvements	2,034
Total	2,274
Accumulated Depreciation	1,573
NBV	$ 701
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 0188, Cypress Pointe Rehabilitation and Health Care Centre
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	233
Buildings and Improvements	3,710
Costs Capitalized Subsequent to Acquisition	258
Gross Amount Carried at Close of Period
Land and Improvements	233
Buildings and Improvements	3,968
Total	4,201
Accumulated Depreciation	3,013
NBV	$ 1,188
Life on Which Depreciation in Income Statement is Computed	28 years 6 months
SKILLED NURSING FACILITIES | 0191, Silas Creek Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	211
Buildings and Improvements	1,893
Costs Capitalized Subsequent to Acquisition	408
Gross Amount Carried at Close of Period
Land and Improvements	211
Buildings and Improvements	2,301
Total	2,512
Accumulated Depreciation	1,520
NBV	$ 992
Life on Which Depreciation in Income Statement is Computed	28 years 6 months
SKILLED NURSING FACILITIES | 0713, Guardian Care of Zebulon
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	179
Buildings and Improvements	1,933
Costs Capitalized Subsequent to Acquisition	150
Gross Amount Carried at Close of Period
Land and Improvements	179
Buildings and Improvements	2,083
Total	2,262
Accumulated Depreciation	1,507
NBV	$ 755
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 0591, Dover Rehabilitation and Living Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	355
Buildings and Improvements	3,797
Costs Capitalized Subsequent to Acquisition	217
Gross Amount Carried at Close of Period
Land and Improvements	355
Buildings and Improvements	4,014
Total	4,369
Accumulated Depreciation	3,840
NBV	$ 529
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 0593, Hanover Terrace Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	326
Buildings and Improvements	1,825
Costs Capitalized Subsequent to Acquisition	252
Gross Amount Carried at Close of Period
Land and Improvements	326
Buildings and Improvements	2,077
Total	2,403
Accumulated Depreciation	1,415
NBV	$ 988
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 0640, Las Vegas Healthcare and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	454
Buildings and Improvements	1,018
Costs Capitalized Subsequent to Acquisition	187
Gross Amount Carried at Close of Period
Land and Improvements	454
Buildings and Improvements	1,205
Total	1,659
Accumulated Depreciation	746
NBV	$ 913
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 0641, Torrey Pines Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	256
Buildings and Improvements	1,324
Costs Capitalized Subsequent to Acquisition	270
Gross Amount Carried at Close of Period
Land and Improvements	256
Buildings and Improvements	1,594
Total	1,850
Accumulated Depreciation	1,203
NBV	$ 647
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 2226, Hearthstone of Northern Nevada
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,400
Buildings and Improvements	9,365
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,400
Buildings and Improvements	9,365
Total	10,765
Accumulated Depreciation	1,210
NBV	$ 9,555
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1742, Wingate at St. Francis
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,900
Buildings and Improvements	18,115
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,900
Buildings and Improvements	18,115
Total	20,015
Accumulated Depreciation	2,174
NBV	$ 17,841
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7583, Garden Gate
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	760
Buildings and Improvements	15,643
Costs Capitalized Subsequent to Acquisition	30
Gross Amount Carried at Close of Period
Land and Improvements	760
Buildings and Improvements	15,673
Total	16,433
Accumulated Depreciation	1,931
NBV	$ 14,502
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7581, Brookhaven
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,100
Buildings and Improvements	25,840
Costs Capitalized Subsequent to Acquisition	30
Gross Amount Carried at Close of Period
Land and Improvements	1,100
Buildings and Improvements	25,870
Total	26,970
Accumulated Depreciation	2,897
NBV	$ 24,073
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1741, Wingate at Dutchess
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,300
Buildings and Improvements	19,685
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,300
Buildings and Improvements	19,685
Total	20,985
Accumulated Depreciation	2,338
NBV	$ 18,647
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7580, Autumn View
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,190
Buildings and Improvements	24,687
Costs Capitalized Subsequent to Acquisition	34
Gross Amount Carried at Close of Period
Land and Improvements	1,190
Buildings and Improvements	24,721
Total	25,911
Accumulated Depreciation	2,902
NBV	$ 23,009
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1743, Wingate at Ulster
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,500
Buildings and Improvements	18,223
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,500
Buildings and Improvements	18,223
Total	19,723
Accumulated Depreciation	2,083
NBV	$ 17,640
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7584, North Gate
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,010
Buildings and Improvements	14,801
Costs Capitalized Subsequent to Acquisition	40
Gross Amount Carried at Close of Period
Land and Improvements	1,010
Buildings and Improvements	14,841
Total	15,851
Accumulated Depreciation	1,870
NBV	$ 13,981
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7585, Seneca
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,400
Buildings and Improvements	13,491
Costs Capitalized Subsequent to Acquisition	5
Gross Amount Carried at Close of Period
Land and Improvements	1,400
Buildings and Improvements	13,496
Total	14,896
Accumulated Depreciation	1,654
NBV	$ 13,242
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7582, Harris Hill
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,240
Buildings and Improvements	33,574
Costs Capitalized Subsequent to Acquisition	33
Gross Amount Carried at Close of Period
Land and Improvements	1,240
Buildings and Improvements	33,607
Total	34,847
Accumulated Depreciation	3,744
NBV	$ 31,103
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0634, Cambridge Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	108
Buildings and Improvements	2,642
Costs Capitalized Subsequent to Acquisition	199
Gross Amount Carried at Close of Period
Land and Improvements	108
Buildings and Improvements	2,841
Total	2,949
Accumulated Depreciation	2,336
NBV	$ 613
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 0572, Winchester Place Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	454
Buildings and Improvements	7,149
Costs Capitalized Subsequent to Acquisition	283
Gross Amount Carried at Close of Period
Land and Improvements	454
Buildings and Improvements	7,432
Total	7,886
Accumulated Depreciation	6,015
NBV	$ 1,871
Life on Which Depreciation in Income Statement is Computed	28 years
SKILLED NURSING FACILITIES | 0569, Chillicothe Nursing & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	128
Buildings and Improvements	3,481
Costs Capitalized Subsequent to Acquisition	313
Gross Amount Carried at Close of Period
Land and Improvements	128
Buildings and Improvements	3,794
Total	3,922
Accumulated Depreciation	3,114
NBV	$ 808
Life on Which Depreciation in Income Statement is Computed	34 years
SKILLED NURSING FACILITIES | 2702, Burlington House
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	918
Buildings and Improvements	5,087
Costs Capitalized Subsequent to Acquisition	3,010
Gross Amount Carried at Close of Period
Land and Improvements	918
Buildings and Improvements	8,097
Total	9,015
Accumulated Depreciation	1,752
NBV	$ 7,263
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0560, Franklin Woods Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	190
Buildings and Improvements	4,712
Costs Capitalized Subsequent to Acquisition	202
Gross Amount Carried at Close of Period
Land and Improvements	190
Buildings and Improvements	4,914
Total	5,104
Accumulated Depreciation	2,890
NBV	$ 2,214
Life on Which Depreciation in Income Statement is Computed	38 years
SKILLED NURSING FACILITIES | 0577, Minerva Park Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	210
Buildings and Improvements	3,684
Costs Capitalized Subsequent to Acquisition	354
Gross Amount Carried at Close of Period
Land and Improvements	210
Buildings and Improvements	4,038
Total	4,248
Accumulated Depreciation	1,744
NBV	$ 2,504
Life on Which Depreciation in Income Statement is Computed	45 years
SKILLED NURSING FACILITIES | 2701, Regency Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	606
Buildings and Improvements	16,424
Costs Capitalized Subsequent to Acquisition	401
Gross Amount Carried at Close of Period
Land and Improvements	606
Buildings and Improvements	16,825
Total	17,431
Accumulated Depreciation	11,275
NBV	$ 6,156
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0635, Coshocton Health & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	203
Buildings and Improvements	1,979
Costs Capitalized Subsequent to Acquisition	326
Gross Amount Carried at Close of Period
Land and Improvements	203
Buildings and Improvements	2,305
Total	2,508
Accumulated Depreciation	1,778
NBV	$ 730
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 7451, Rosewood Manor (OH)
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	540
Buildings and Improvements	6,324
Costs Capitalized Subsequent to Acquisition	(1,463)
Gross Amount Carried at Close of Period
Land and Improvements	540
Buildings and Improvements	4,861
Total	5,401
Accumulated Depreciation	611
NBV	$ 4,790
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0868, Lebanon Country Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	105
Buildings and Improvements	3,617
Costs Capitalized Subsequent to Acquisition	140
Gross Amount Carried at Close of Period
Land and Improvements	105
Buildings and Improvements	3,757
Total	3,862
Accumulated Depreciation	2,565
NBV	$ 1,297
Life on Which Depreciation in Income Statement is Computed	43 years
SKILLED NURSING FACILITIES | 0571, Logan Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	169
Buildings and Improvements	3,750
Costs Capitalized Subsequent to Acquisition	271
Gross Amount Carried at Close of Period
Land and Improvements	169
Buildings and Improvements	4,021
Total	4,190
Accumulated Depreciation	2,996
NBV	$ 1,194
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 0570, Pickerington Nursing & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	312
Buildings and Improvements	4,382
Costs Capitalized Subsequent to Acquisition	349
Gross Amount Carried at Close of Period
Land and Improvements	312
Buildings and Improvements	4,731
Total	5,043
Accumulated Depreciation	2,754
NBV	$ 2,289
Life on Which Depreciation in Income Statement is Computed	37 years
SKILLED NURSING FACILITIES | 7453, Horizon Village (Gillette's)
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,100
Buildings and Improvements	8,196
Costs Capitalized Subsequent to Acquisition	(3,182)
Gross Amount Carried at Close of Period
Land and Improvements	1,059
Buildings and Improvements	5,055
Total	6,114
Accumulated Depreciation	4,566
NBV	$ 1,548
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7452, Whispering Pines Healthcare Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	490
Buildings and Improvements	13,460
Costs Capitalized Subsequent to Acquisition	(1,120)
Gross Amount Carried at Close of Period
Land and Improvements	490
Buildings and Improvements	12,340
Total	12,830
Accumulated Depreciation	1,361
NBV	$ 11,469
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1510, Avamere Rehab of Coos Bay
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,920
Buildings and Improvements	3,394
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,920
Buildings and Improvements	3,394
Total	5,314
Accumulated Depreciation	464
NBV	$ 4,850
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1502, Avamere Riverpark of Eugene
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,960
Buildings and Improvements	17,622
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,960
Buildings and Improvements	17,622
Total	19,582
Accumulated Depreciation	2,012
NBV	$ 17,570
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1509, Avamere Rehab of Eugene
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,080
Buildings and Improvements	7,257
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,080
Buildings and Improvements	7,257
Total	8,337
Accumulated Depreciation	904
NBV	$ 7,433
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1513, Avamere Rehab of Clackamas
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	820
Buildings and Improvements	3,844
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	820
Buildings and Improvements	3,844
Total	4,664
Accumulated Depreciation	507
NBV	$ 4,157
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1507, Avamere Rehab of Hillsboro
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,390
Buildings and Improvements	8,628
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,390
Buildings and Improvements	8,628
Total	10,018
Accumulated Depreciation	1,056
NBV	$ 8,962
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1508, Avamere Rehab of Junction City
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	590
Buildings and Improvements	5,583
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	590
Buildings and Improvements	5,583
Total	6,173
Accumulated Depreciation	671
NBV	$ 5,502
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1506, Avamere Rehab of King City
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,290
Buildings and Improvements	10,646
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,290
Buildings and Improvements	10,646
Total	11,936
Accumulated Depreciation	1,249
NBV	$ 10,687
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1504, Avamere Rehab of Lebanon
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	980
Buildings and Improvements	12,954
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	980
Buildings and Improvements	12,954
Total	13,934
Accumulated Depreciation	1,470
NBV	$ 12,464
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0453, Medford Rehabilitation and Healthcare Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	362
Buildings and Improvements	4,610
Costs Capitalized Subsequent to Acquisition	222
Gross Amount Carried at Close of Period
Land and Improvements	362
Buildings and Improvements	4,832
Total	5,194
Accumulated Depreciation	3,687
NBV	$ 1,507
Life on Which Depreciation in Income Statement is Computed	34 years
SKILLED NURSING FACILITIES | 1528, Newport Rehabilitation & Specialty Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	380
Buildings and Improvements	3,420
Costs Capitalized Subsequent to Acquisition	813
Gross Amount Carried at Close of Period
Land and Improvements	380
Buildings and Improvements	4,233
Total	4,613
Accumulated Depreciation	488
NBV	$ 4,125
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1529, Mountain View
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,056
Buildings and Improvements	6,831
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,056
Buildings and Improvements	6,831
Total	7,887
Accumulated Depreciation	560
NBV	$ 7,327
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1505, Avamere Crestview of Portland
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,610
Buildings and Improvements	13,942
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,610
Buildings and Improvements	13,942
Total	15,552
Accumulated Depreciation	1,613
NBV	$ 13,939
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0452, Sunnyside Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,512
Buildings and Improvements	2,249
Costs Capitalized Subsequent to Acquisition	217
Gross Amount Carried at Close of Period
Land and Improvements	1,512
Buildings and Improvements	2,466
Total	3,978
Accumulated Depreciation	1,597
NBV	$ 2,381
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 1511, Avamere Twin Oaks of Sweet Home
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	290
Buildings and Improvements	4,536
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	290
Buildings and Improvements	4,536
Total	4,826
Accumulated Depreciation	541
NBV	$ 4,285
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3852, Balanced Care at Bloomsburg
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	621
Buildings and Improvements	1,371
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	621
Buildings and Improvements	1,371
Total	1,992
Accumulated Depreciation	320
NBV	$ 1,672
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 2228, Mountain View Nursing Home
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	580
Buildings and Improvements	12,817
Costs Capitalized Subsequent to Acquisition	223
Gross Amount Carried at Close of Period
Land and Improvements	580
Buildings and Improvements	13,040
Total	13,620
Accumulated Depreciation	1,563
NBV	$ 12,057
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1237, Wyomissing Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	61
Buildings and Improvements	5,095
Costs Capitalized Subsequent to Acquisition	272
Gross Amount Carried at Close of Period
Land and Improvements	61
Buildings and Improvements	5,367
Total	5,428
Accumulated Depreciation	2,439
NBV	$ 2,989
Life on Which Depreciation in Income Statement is Computed	45 years
SKILLED NURSING FACILITIES | 1231, Oak Hill Nursing and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	91
Buildings and Improvements	6,724
Costs Capitalized Subsequent to Acquisition	335
Gross Amount Carried at Close of Period
Land and Improvements	91
Buildings and Improvements	7,059
Total	7,150
Accumulated Depreciation	3,248
NBV	$ 3,902
Life on Which Depreciation in Income Statement is Computed	45 years
SKILLED NURSING FACILITIES | 7176, Epic- Bayview
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	890
Buildings and Improvements	14,311
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	890
Buildings and Improvements	14,311
Total	15,201
Accumulated Depreciation	1,773
NBV	$ 13,428
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7170, Dundee Nursing Home
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	320
Buildings and Improvements	8,693
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	320
Buildings and Improvements	8,693
Total	9,013
Accumulated Depreciation	1,076
NBV	$ 7,937
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7175, Epic-Conway
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,090
Buildings and Improvements	16,880
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,090
Buildings and Improvements	16,880
Total	17,970
Accumulated Depreciation	2,042
NBV	$ 15,928
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7171, Mt. Pleasant Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,810
Buildings and Improvements	9,079
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,810
Buildings and Improvements	9,079
Total	10,889
Accumulated Depreciation	1,158
NBV	$ 9,731
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7380, Firesteel
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	690
Buildings and Improvements	15,360
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	690
Buildings and Improvements	15,360
Total	16,050
Accumulated Depreciation	1,824
NBV	$ 14,226
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7381, Fountain Springs Healthcare Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	940
Buildings and Improvements	28,647
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	940
Buildings and Improvements	28,647
Total	29,587
Accumulated Depreciation	3,078
NBV	$ 26,509
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0884, Masters Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	524
Buildings and Improvements	4,370
Costs Capitalized Subsequent to Acquisition	390
Gross Amount Carried at Close of Period
Land and Improvements	524
Buildings and Improvements	4,760
Total	5,284
Accumulated Depreciation	3,410
NBV	$ 1,874
Life on Which Depreciation in Income Statement is Computed	38 years
SKILLED NURSING FACILITIES | 7550, Brookewood Health Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	470
Buildings and Improvements	4,617
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	470
Buildings and Improvements	4,617
Total	5,087
Accumulated Depreciation	625
NBV	$ 4,462
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7172, Tri-State Comp Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,520
Buildings and Improvements	11,515
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,520
Buildings and Improvements	11,515
Total	13,035
Accumulated Depreciation	1,364
NBV	$ 11,671
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0132, Madison Healthcare and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	168
Buildings and Improvements	1,445
Costs Capitalized Subsequent to Acquisition	269
Gross Amount Carried at Close of Period
Land and Improvements	168
Buildings and Improvements	1,714
Total	1,882
Accumulated Depreciation	1,219
NBV	$ 663
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 0822, Primacy Healthcare and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,222
Buildings and Improvements	8,344
Costs Capitalized Subsequent to Acquisition	294
Gross Amount Carried at Close of Period
Land and Improvements	1,222
Buildings and Improvements	8,638
Total	9,860
Accumulated Depreciation	5,852
NBV	$ 4,008
Life on Which Depreciation in Income Statement is Computed	37 years
SKILLED NURSING FACILITIES | 1661, Green Acres - Baytown
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	490
Buildings and Improvements	9,104
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	490
Buildings and Improvements	9,104
Total	9,594
Accumulated Depreciation	1,070
NBV	$ 8,524
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1662, Allenbrook Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	470
Buildings and Improvements	11,304
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	470
Buildings and Improvements	11,304
Total	11,774
Accumulated Depreciation	1,345
NBV	$ 10,429
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7603, Summer Place Nursing and Rehab
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,160
Buildings and Improvements	15,934
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,160
Buildings and Improvements	15,934
Total	17,094
Accumulated Depreciation	1,872
NBV	$ 15,222
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1664, Green Acres - Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	200
Buildings and Improvements	5,446
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	200
Buildings and Improvements	5,446
Total	5,646
Accumulated Depreciation	714
NBV	$ 4,932
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1676, Regency Nursing Home
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	380
Buildings and Improvements	8,711
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	380
Buildings and Improvements	8,711
Total	9,091
Accumulated Depreciation	1,093
NBV	$ 7,998
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7270, Park Manor - Conroe
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,310
Buildings and Improvements	22,318
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,310
Buildings and Improvements	22,318
Total	23,628
Accumulated Depreciation	2,463
NBV	$ 21,165
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7601, Trisun Care Center Westwood
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	440
Buildings and Improvements	8,624
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	440
Buildings and Improvements	8,624
Total	9,064
Accumulated Depreciation	1,038
NBV	$ 8,026
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7602, Trisun Care Center River Ridge
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	890
Buildings and Improvements	7,695
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	890
Buildings and Improvements	7,695
Total	8,585
Accumulated Depreciation	988
NBV	$ 7,597
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7606, Heritage Oaks West
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	510
Buildings and Improvements	15,806
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	510
Buildings and Improvements	15,806
Total	16,316
Accumulated Depreciation	1,848
NBV	$ 14,468
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7531, Park Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,080
Buildings and Improvements	14,484
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,080
Buildings and Improvements	14,484
Total	15,564
Accumulated Depreciation	1,736
NBV	$ 13,828
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7510, Hill Country Care
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	740
Buildings and Improvements	3,973
Costs Capitalized Subsequent to Acquisition	16
Gross Amount Carried at Close of Period
Land and Improvements	756
Buildings and Improvements	3,973
Total	4,729
Accumulated Depreciation	521
NBV	$ 4,208
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7609, Sandstone Ranch
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,580
Buildings and Improvements	8,396
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,580
Buildings and Improvements	8,396
Total	9,976
Accumulated Depreciation	1,492
NBV	$ 8,484
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7511, Pecan Tree Rehab & Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	430
Buildings and Improvements	11,499
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	430
Buildings and Improvements	11,499
Total	11,929
Accumulated Depreciation	1,378
NBV	$ 10,551
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1679, Pleasant Valley Health & Rehab
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,040
Buildings and Improvements	9,383
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,040
Buildings and Improvements	9,383
Total	10,423
Accumulated Depreciation	1,198
NBV	$ 9,225
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1674, Upshur Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	770
Buildings and Improvements	8,126
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	770
Buildings and Improvements	8,126
Total	8,896
Accumulated Depreciation	1,019
NBV	$ 7,877
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1667, Beechnut Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,080
Buildings and Improvements	12,030
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,080
Buildings and Improvements	12,030
Total	13,110
Accumulated Depreciation	1,474
NBV	$ 11,636
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7271, Park Manor - Cypress Station
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,450
Buildings and Improvements	19,542
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,450
Buildings and Improvements	19,542
Total	20,992
Accumulated Depreciation	2,196
NBV	$ 18,796
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7274, Park Manor of Westchase
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	2,760
Buildings and Improvements	16,715
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	2,760
Buildings and Improvements	16,715
Total	19,475
Accumulated Depreciation	1,917
NBV	$ 17,558
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7275, Park Manor - Cyfair
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,720
Buildings and Improvements	14,717
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,720
Buildings and Improvements	14,717
Total	16,437
Accumulated Depreciation	1,697
NBV	$ 14,740
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1666, Green Acres - Humble
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	2,060
Buildings and Improvements	6,738
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	2,060
Buildings and Improvements	6,738
Total	8,798
Accumulated Depreciation	900
NBV	$ 7,898
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7272, Park Manor - Humble
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,650
Buildings and Improvements	17,257
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,650
Buildings and Improvements	17,257
Total	18,907
Accumulated Depreciation	1,968
NBV	$ 16,939
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1663, Green Acres - Huntsville
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	290
Buildings and Improvements	2,568
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	290
Buildings and Improvements	2,568
Total	2,858
Accumulated Depreciation	414
NBV	$ 2,444
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7512, Legend Oaks Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	760
Buildings and Improvements	9,639
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	760
Buildings and Improvements	9,639
Total	10,399
Accumulated Depreciation	1,184
NBV	$ 9,215
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7534, Avalon Kirbyville
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	260
Buildings and Improvements	7,713
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	260
Buildings and Improvements	7,713
Total	7,973
Accumulated Depreciation	980
NBV	$ 6,993
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1678, Millbrook Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	750
Buildings and Improvements	7,480
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	750
Buildings and Improvements	7,480
Total	8,230
Accumulated Depreciation	1,011
NBV	$ 7,219
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1668, Nexion Health at Linden
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	680
Buildings and Improvements	3,495
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	680
Buildings and Improvements	3,495
Total	4,175
Accumulated Depreciation	562
NBV	$ 3,613
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7535, SWLTC Marshall Conroe
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	810
Buildings and Improvements	10,093
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	810
Buildings and Improvements	10,093
Total	10,903
Accumulated Depreciation	1,272
NBV	$ 9,631
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1677, McKinney Healthcare & Rehab
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,450
Buildings and Improvements	10,345
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,450
Buildings and Improvements	10,345
Total	11,795
Accumulated Depreciation	1,297
NBV	$ 10,498
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7650, Homestead of McKinney
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,540
Buildings and Improvements	11,049
Costs Capitalized Subsequent to Acquisition	(2,345)
Gross Amount Carried at Close of Period
Land and Improvements	1,540
Buildings and Improvements	8,704
Total	10,244
Accumulated Depreciation	1,116
NBV	$ 9,128
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7514, Midland Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	530
Buildings and Improvements	13,311
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	530
Buildings and Improvements	13,311
Total	13,841
Accumulated Depreciation	1,538
NBV	$ 12,303
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7273, Park Manor of Quail Valley
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,920
Buildings and Improvements	16,841
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,920
Buildings and Improvements	16,841
Total	18,761
Accumulated Depreciation	1,926
NBV	$ 16,835
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1672, Nexion Health at Mt. Pleasant
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	520
Buildings and Improvements	5,050
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	520
Buildings and Improvements	5,050
Total	5,570
Accumulated Depreciation	735
NBV	$ 4,835
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7604, The Meadows Nursing and Rehab
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	380
Buildings and Improvements	10,777
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	380
Buildings and Improvements	10,777
Total	11,157
Accumulated Depreciation	1,321
NBV	$ 9,836
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7607, Cypress Glen Nursing and Rehab
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,340
Buildings and Improvements	14,142
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,340
Buildings and Improvements	14,142
Total	15,482
Accumulated Depreciation	1,749
NBV	$ 13,733
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7608, Cypress Glen East
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	490
Buildings and Improvements	10,663
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	490
Buildings and Improvements	10,663
Total	11,153
Accumulated Depreciation	1,293
NBV	$ 9,860
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7600, Trisun Care Center Coastal Palms
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	390
Buildings and Improvements	8,548
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	390
Buildings and Improvements	8,548
Total	8,938
Accumulated Depreciation	1,037
NBV	$ 7,901
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7513, Legend Oaks Healthcare San Angelo
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	870
Buildings and Improvements	12,282
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	870
Buildings and Improvements	12,282
Total	13,152
Accumulated Depreciation	1,467
NBV	$ 11,685
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7530, San Pedro Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	740
Buildings and Improvements	11,498
Costs Capitalized Subsequent to Acquisition	(2,768)
Gross Amount Carried at Close of Period
Land and Improvements	740
Buildings and Improvements	8,730
Total	9,470
Accumulated Depreciation	1,132
NBV	$ 8,338
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1670, Nexion Health at Sherman
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	250
Buildings and Improvements	6,636
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	250
Buildings and Improvements	6,636
Total	6,886
Accumulated Depreciation	875
NBV	$ 6,011
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7532, Avalon Trinity
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	330
Buildings and Improvements	9,413
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	330
Buildings and Improvements	9,413
Total	9,743
Accumulated Depreciation	1,156
NBV	$ 8,587
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1673, Renfro Nursing Home
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	510
Buildings and Improvements	7,602
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	510
Buildings and Improvements	7,602
Total	8,112
Accumulated Depreciation	1,033
NBV	$ 7,079
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7533, Avalon Wharton
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	270
Buildings and Improvements	5,107
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	270
Buildings and Improvements	5,107
Total	5,377
Accumulated Depreciation	729
NBV	$ 4,648
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0655, Federal Heights Rehabilitation and Nursing Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	201
Buildings and Improvements	2,322
Costs Capitalized Subsequent to Acquisition	247
Gross Amount Carried at Close of Period
Land and Improvements	201
Buildings and Improvements	2,569
Total	2,770
Accumulated Depreciation	1,939
NBV	$ 831
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 7153, Infinia at Granite Hills
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	740
Buildings and Improvements	1,247
Costs Capitalized Subsequent to Acquisition	700
Gross Amount Carried at Close of Period
Land and Improvements	756
Buildings and Improvements	1,931
Total	2,687
Accumulated Depreciation	404
NBV	$ 2,283
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0230, Crosslands Rehabilitation & Healthcare Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	334
Buildings and Improvements	4,300
Costs Capitalized Subsequent to Acquisition	275
Gross Amount Carried at Close of Period
Land and Improvements	334
Buildings and Improvements	4,575
Total	4,909
Accumulated Depreciation	2,666
NBV	$ 2,243
Life on Which Depreciation in Income Statement is Computed	40 years
SKILLED NURSING FACILITIES | 3769, Sleepy Hollow Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	7,210
Buildings and Improvements	13,562
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	7,210
Buildings and Improvements	13,562
Total	20,772
Accumulated Depreciation	1,801
NBV	$ 18,971
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3768, The Cedars Nursing Home
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	2,810
Buildings and Improvements	10,763
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	2,810
Buildings and Improvements	10,763
Total	13,573
Accumulated Depreciation	1,362
NBV	$ 12,211
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7173, Avis Adams
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	620
Buildings and Improvements	7,492
Costs Capitalized Subsequent to Acquisition	15
Gross Amount Carried at Close of Period
Land and Improvements	635
Buildings and Improvements	7,492
Total	8,127
Accumulated Depreciation	980
NBV	$ 7,147
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0826, Harbour Pointe Medical and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	427
Buildings and Improvements	4,441
Costs Capitalized Subsequent to Acquisition	1,033
Gross Amount Carried at Close of Period
Land and Improvements	427
Buildings and Improvements	5,474
Total	5,901
Accumulated Depreciation	3,698
NBV	$ 2,203
Life on Which Depreciation in Income Statement is Computed	28 years
SKILLED NURSING FACILITIES | 3771, Walnut Hill Convalescent Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	930
Buildings and Improvements	11,597
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	930
Buildings and Improvements	11,597
Total	12,527
Accumulated Depreciation	1,378
NBV	$ 11,149
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3772, Battlefield Park Convalescent Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,010
Buildings and Improvements	12,489
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,010
Buildings and Improvements	12,489
Total	13,499
Accumulated Depreciation	1,467
NBV	$ 12,032
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0158, Bellingham Health Care and Rehabilitation Services
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	441
Buildings and Improvements	3,824
Costs Capitalized Subsequent to Acquisition	153
Gross Amount Carried at Close of Period
Land and Improvements	441
Buildings and Improvements	3,977
Total	4,418
Accumulated Depreciation	3,023
NBV	$ 1,395
Life on Which Depreciation in Income Statement is Computed	28 years 6 months
SKILLED NURSING FACILITIES | 1501, St. Francis of Bellingham
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,740
Buildings and Improvements	23,581
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,740
Buildings and Improvements	23,581
Total	25,321
Accumulated Depreciation	2,598
NBV	$ 22,723
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7201, Evergreen North Cascades
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,220
Buildings and Improvements	7,554
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,220
Buildings and Improvements	7,554
Total	8,774
Accumulated Depreciation	1,029
NBV	$ 7,745
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0462, Queen Anne Healthcare
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	570
Buildings and Improvements	2,750
Costs Capitalized Subsequent to Acquisition	228
Gross Amount Carried at Close of Period
Land and Improvements	570
Buildings and Improvements	2,978
Total	3,548
Accumulated Depreciation	2,267
NBV	$ 1,281
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 1500, Richmond Beach Rehab
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	2,930
Buildings and Improvements	16,199
Costs Capitalized Subsequent to Acquisition	231
Gross Amount Carried at Close of Period
Land and Improvements	2,930
Buildings and Improvements	16,430
Total	19,360
Accumulated Depreciation	1,921
NBV	$ 17,439
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1503, Avamere Olympic Rehab of Sequim
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	590
Buildings and Improvements	16,896
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	590
Buildings and Improvements	16,896
Total	17,486
Accumulated Depreciation	1,935
NBV	$ 15,551
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7200, Shelton Nursing Home
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	510
Buildings and Improvements	8,570
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	510
Buildings and Improvements	8,570
Total	9,080
Accumulated Depreciation	1,013
NBV	$ 8,067
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1512, Avamere Heritage Rehab of Tacoma
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,760
Buildings and Improvements	4,616
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,760
Buildings and Improvements	4,616
Total	6,376
Accumulated Depreciation	635
NBV	$ 5,741
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 1515, Avamere Skilled Nursing Tacoma
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,320
Buildings and Improvements	1,544
Costs Capitalized Subsequent to Acquisition	2,050
Gross Amount Carried at Close of Period
Land and Improvements	1,320
Buildings and Improvements	3,594
Total	4,914
Accumulated Depreciation	370
NBV	$ 4,544
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7360, Cascade Park Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,860
Buildings and Improvements	14,854
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,860
Buildings and Improvements	14,854
Total	16,714
Accumulated Depreciation	1,670
NBV	$ 15,044
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0765, Eastview Medical and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	200
Buildings and Improvements	4,047
Costs Capitalized Subsequent to Acquisition	236
Gross Amount Carried at Close of Period
Land and Improvements	200
Buildings and Improvements	4,283
Total	4,483
Accumulated Depreciation	3,727
NBV	$ 756
Life on Which Depreciation in Income Statement is Computed	28 years
SKILLED NURSING FACILITIES | 0767, Colony Oaks Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	353
Buildings and Improvements	3,571
Costs Capitalized Subsequent to Acquisition	280
Gross Amount Carried at Close of Period
Land and Improvements	353
Buildings and Improvements	3,851
Total	4,204
Accumulated Depreciation	2,994
NBV	$ 1,210
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 0773, Mount Carmel Medical and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	274
Buildings and Improvements	7,205
Costs Capitalized Subsequent to Acquisition	299
Gross Amount Carried at Close of Period
Land and Improvements	274
Buildings and Improvements	7,504
Total	7,778
Accumulated Depreciation	5,122
NBV	$ 2,656
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 7470, Chilton Health and Rehab
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	440
Buildings and Improvements	6,114
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	440
Buildings and Improvements	6,114
Total	6,554
Accumulated Depreciation	2,932
NBV	$ 3,622
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3781, Florence Villa
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	340
Buildings and Improvements	5,631
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	340
Buildings and Improvements	5,631
Total	5,971
Accumulated Depreciation	719
NBV	$ 5,252
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0289, San Luis Medical and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	259
Buildings and Improvements	5,299
Costs Capitalized Subsequent to Acquisition	224
Gross Amount Carried at Close of Period
Land and Improvements	259
Buildings and Improvements	5,523
Total	5,782
Accumulated Depreciation	4,582
NBV	$ 1,200
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 3780, Western Village
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,310
Buildings and Improvements	4,882
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,310
Buildings and Improvements	4,882
Total	6,192
Accumulated Depreciation	716
NBV	$ 5,476
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0775, Sheridan Medical Complex
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	282
Buildings and Improvements	4,910
Costs Capitalized Subsequent to Acquisition	134
Gross Amount Carried at Close of Period
Land and Improvements	282
Buildings and Improvements	5,044
Total	5,326
Accumulated Depreciation	4,542
NBV	$ 784
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 0776, Woodstock Health and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	562
Buildings and Improvements	7,424
Costs Capitalized Subsequent to Acquisition	331
Gross Amount Carried at Close of Period
Land and Improvements	562
Buildings and Improvements	7,755
Total	8,317
Accumulated Depreciation	7,096
NBV	$ 1,221
Life on Which Depreciation in Income Statement is Computed	25 years
SKILLED NURSING FACILITIES | 0769, North Ridge Medical and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	206
Buildings and Improvements	3,785
Costs Capitalized Subsequent to Acquisition	147
Gross Amount Carried at Close of Period
Land and Improvements	206
Buildings and Improvements	3,932
Total	4,138
Accumulated Depreciation	3,066
NBV	$ 1,072
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 0770, Vallhaven Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	337
Buildings and Improvements	5,125
Costs Capitalized Subsequent to Acquisition	368
Gross Amount Carried at Close of Period
Land and Improvements	337
Buildings and Improvements	5,493
Total	5,830
Accumulated Depreciation	4,201
NBV	$ 1,629
Life on Which Depreciation in Income Statement is Computed	28 years
SKILLED NURSING FACILITIES | 0771, Kennedy Park Medical & Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	301
Buildings and Improvements	3,596
Costs Capitalized Subsequent to Acquisition	399
Gross Amount Carried at Close of Period
Land and Improvements	301
Buildings and Improvements	3,995
Total	4,296
Accumulated Depreciation	3,748
NBV	$ 548
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 3783, Greendale Health & Rehab
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	880
Buildings and Improvements	1,941
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	880
Buildings and Improvements	1,941
Total	2,821
Accumulated Depreciation	325
NBV	$ 2,496
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 3782, South Shore Manor
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	630
Buildings and Improvements	2,300
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	630
Buildings and Improvements	2,300
Total	2,930
Accumulated Depreciation	309
NBV	$ 2,621
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 7240, Waukesha Springs (Westmoreland)
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,380
Buildings and Improvements	16,205
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,380
Buildings and Improvements	16,205
Total	17,585
Accumulated Depreciation	2,072
NBV	$ 15,513
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | 0766, Colonial Manor Medical and Rehabilitation Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	169
Buildings and Improvements	3,370
Costs Capitalized Subsequent to Acquisition	183
Gross Amount Carried at Close of Period
Land and Improvements	169
Buildings and Improvements	3,553
Total	3,722
Accumulated Depreciation	2,419
NBV	$ 1,303
Life on Which Depreciation in Income Statement is Computed	30 years
SKILLED NURSING FACILITIES | 3776, Wisconsin Dells Health & Rehab
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	730
Buildings and Improvements	18,994
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	730
Buildings and Improvements	18,994
Total	19,724
Accumulated Depreciation	2,086
NBV	$ 17,638
Life on Which Depreciation in Income Statement is Computed	35 years
SKILLED NURSING FACILITIES | Mountain Towers Healthcare and Rehabilitation Center, 0441
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	342
Buildings and Improvements	3,468
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	342
Buildings and Improvements	3,468
Total	3,810
Accumulated Depreciation	2,608
NBV	$ 1,202
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | South Central Wyoming Healthcare and Rehabilitation, 0481
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	151
Buildings and Improvements	1,738
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	151
Buildings and Improvements	1,738
Total	1,889
Accumulated Depreciation	1,326
NBV	$ 563
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | Wind River Healthcare and Rehabilitation Center, 0482
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	179
Buildings and Improvements	1,559
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	179
Buildings and Improvements	1,559
Total	1,738
Accumulated Depreciation	1,168
NBV	$ 570
Life on Which Depreciation in Income Statement is Computed	29 years
SKILLED NURSING FACILITIES | 0483, Sage View Care Center
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	287
Buildings and Improvements	2,392
Costs Capitalized Subsequent to Acquisition	158
Gross Amount Carried at Close of Period
Land and Improvements	287
Buildings and Improvements	2,550
Total	2,837
Accumulated Depreciation	1,903
NBV	$ 934
Life on Which Depreciation in Income Statement is Computed	30 years
HOSPITALS
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	12,300
Buildings and Improvements	88,553
Costs Capitalized Subsequent to Acquisition	8,503
Gross Amount Carried at Close of Period
Land and Improvements	12,301
Buildings and Improvements	97,055
Total	109,356
Accumulated Depreciation	13,044
NBV	96,312
HOSPITALS | 7403, HealthBridge Children's Hospital
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company
Land and Improvements	1,330
Buildings and Improvements	9,317
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,330
Buildings and Improvements	9,317
Total	10,647
Accumulated Depreciation	1,002
NBV	$ 9,645
Life on Which Depreciation in Income Statement is Computed	35 years
HOSPITALS | 3828, Gateway Rehabilitation Hospital at Florence
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	3,600
Buildings and Improvements	4,924
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	3,600
Buildings and Improvements	4,924
Total	8,524
Accumulated Depreciation	1,149
NBV	$ 7,375
Life on Which Depreciation in Income Statement is Computed	35 years
HOSPITALS | 7400, The Ranch/Touchstone
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	2,710
Buildings and Improvements	28,428
Costs Capitalized Subsequent to Acquisition	8,503
Gross Amount Carried at Close of Period
Land and Improvements	2,711
Buildings and Improvements	36,930
Total	39,641
Accumulated Depreciation	2,999
NBV	$ 36,642
Life on Which Depreciation in Income Statement is Computed	35 years
HOSPITALS | 3864, Highlands Regional Rehabilitation Hospital
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,900
Buildings and Improvements	23,616
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,900
Buildings and Improvements	23,616
Total	25,516
Accumulated Depreciation	5,510
NBV	$ 20,006
Life on Which Depreciation in Income Statement is Computed	35 years
HOSPITALS | 7401, Houston Children's Hospital
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,800
Buildings and Improvements	15,770
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,800
Buildings and Improvements	15,770
Total	17,570
Accumulated Depreciation	1,676
NBV	$ 15,894
Life on Which Depreciation in Income Statement is Computed	35 years
HOSPITALS | 7402, Beacon Specialty Hospital
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	960
Buildings and Improvements	6,498
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	960
Buildings and Improvements	6,498
Total	7,458
Accumulated Depreciation	708
NBV	$ 6,750
Life on Which Depreciation in Income Statement is Computed	35 years
SENIORS HOUSING COMMUNITIES
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	13,820
Buildings and Improvements	109,792
Costs Capitalized Subsequent to Acquisition	60
Gross Amount Carried at Close of Period
Land and Improvements	13,822
Buildings and Improvements	109,850
Total	123,672
Accumulated Depreciation	13,246
NBV	110,426
SENIORS HOUSING COMMUNITIES | Crownpointe of Carmel
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company
Land and Improvements	1,110
Buildings and Improvements	1,933
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,110
Buildings and Improvements	1,933
Total	3,043
Accumulated Depreciation	324
NBV	$ 2,719
Life on Which Depreciation in Income Statement is Computed	35 years
SENIORS HOUSING COMMUNITIES | Azalea Hills, Floyds Knobs, 1573
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	2,370
Buildings and Improvements	8,708
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	2,370
Buildings and Improvements	8,708
Total	11,078
Accumulated Depreciation	1,035
NBV	$ 10,043
Life on Which Depreciation in Income Statement is Computed	35 years
SENIORS HOUSING COMMUNITIES | Crowne Pointe Senior Living Community, Greensburg
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	420
Buildings and Improvements	1,764
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	420
Buildings and Improvements	1,764
Total	2,184
Accumulated Depreciation	263
NBV	$ 1,921
Life on Which Depreciation in Income Statement is Computed	35 years
SENIORS HOUSING COMMUNITIES | Summit West, Indianapolis, 1551
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,240
Buildings and Improvements	7,922
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	1,240
Buildings and Improvements	7,922
Total	9,162
Accumulated Depreciation	992
NBV	$ 8,170
Life on Which Depreciation in Income Statement is Computed	35 years
SENIORS HOUSING COMMUNITIES | Lakeview Commons of Monticello, 1564
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	250
Buildings and Improvements	5,263
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	250
Buildings and Improvements	5,263
Total	5,513
Accumulated Depreciation	588
NBV	$ 4,925
Life on Which Depreciation in Income Statement is Computed	35 years
SENIORS HOUSING COMMUNITIES | Wood Ridge, South Bend, 7482
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	590
Buildings and Improvements	4,850
Costs Capitalized Subsequent to Acquisition	(35)
Gross Amount Carried at Close of Period
Land and Improvements	590
Buildings and Improvements	4,815
Total	5,405
Accumulated Depreciation	598
NBV	$ 4,807
Life on Which Depreciation in Income Statement is Computed	35 years
SENIORS HOUSING COMMUNITIES | Drury Place at Alvamar, 7344
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,700
Buildings and Improvements	9,156
Costs Capitalized Subsequent to Acquisition	40
Gross Amount Carried at Close of Period
Land and Improvements	1,700
Buildings and Improvements	9,196
Total	10,896
Accumulated Depreciation	1,112
NBV	$ 9,784
Life on Which Depreciation in Income Statement is Computed	35 years
SENIORS HOUSING COMMUNITIES | Drury Place at Salina, 7345
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	1,300
Buildings and Improvements	1,738
Costs Capitalized Subsequent to Acquisition	26
Gross Amount Carried at Close of Period
Land and Improvements	1,302
Buildings and Improvements	1,762
Total	3,064
Accumulated Depreciation	348
NBV	$ 2,716
Life on Which Depreciation in Income Statement is Computed	35 years
SENIORS HOUSING COMMUNITIES | Drury Place Retirement Apartments, 7346
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	390
Buildings and Improvements	6,217
Costs Capitalized Subsequent to Acquisition	29
Gross Amount Carried at Close of Period
Land and Improvements	390
Buildings and Improvements	6,246
Total	6,636
Accumulated Depreciation	743
NBV	$ 5,893
Life on Which Depreciation in Income Statement is Computed	35 years
SENIORS HOUSING COMMUNITIES | Wingate at Silver Lake 1738
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	3,330
Buildings and Improvements	20,624
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	3,330
Buildings and Improvements	20,624
Total	23,954
Accumulated Depreciation	2,622
NBV	$ 21,332
Life on Which Depreciation in Income Statement is Computed	35 years
SENIORS HOUSING COMMUNITIES | Sterling House of Hickory, 2465
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	330
Buildings and Improvements	10,981
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	330
Buildings and Improvements	10,981
Total	11,311
Accumulated Depreciation	1,196
NBV	$ 10,115
Life on Which Depreciation in Income Statement is Computed	35 years
SENIORS HOUSING COMMUNITIES | Heritage Oaks Retirement Village, 7605
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	790
Buildings and Improvements	30,636
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	790
Buildings and Improvements	30,636
Total	31,426
Accumulated Depreciation	3,425
NBV	$ 28,001
Life on Which Depreciation in Income Statement is Computed	35 years
PERSONAL CARE FACILITIES
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	421
Buildings and Improvements	5,436
Costs Capitalized Subsequent to Acquisition	551
Gross Amount Carried at Close of Period
Land and Improvements	476
Buildings and Improvements	5,932
Total	6,408
Accumulated Depreciation	4,471
NBV	1,937
PERSONAL CARE FACILITIES | ResCare Tangram Hacienda 3723
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company
Land and Improvements	31
Buildings and Improvements	841
Costs Capitalized Subsequent to Acquisition	84
Gross Amount Carried at Close of Period
Land and Improvements	78
Buildings and Improvements	878
Total	956
Accumulated Depreciation	692
NBV	$ 264
Life on Which Depreciation in Income Statement is Computed	20 years
PERSONAL CARE FACILITIES | ResCare Tangram Texas Hill Country School 3724
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	54
Buildings and Improvements	934
Costs Capitalized Subsequent to Acquisition	8
Gross Amount Carried at Close of Period
Land and Improvements	62
Buildings and Improvements	934
Total	996
Accumulated Depreciation	759
NBV	$ 237
Life on Which Depreciation in Income Statement is Computed	20 years
PERSONAL CARE FACILITIES | ResCare Tangram Chaparral 3725
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	82
Buildings and Improvements	552
Costs Capitalized Subsequent to Acquisition	150
Gross Amount Carried at Close of Period
Land and Improvements	82
Buildings and Improvements	702
Total	784
Accumulated Depreciation	465
NBV	$ 319
Life on Which Depreciation in Income Statement is Computed	20 years
PERSONAL CARE FACILITIES | ResCare Tangram Sierra Verde Roca Vista 3727
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	20
Buildings and Improvements	910
Costs Capitalized Subsequent to Acquisition	56
Gross Amount Carried at Close of Period
Land and Improvements	20
Buildings and Improvements	966
Total	986
Accumulated Depreciation	748
NBV	$ 238
Life on Which Depreciation in Income Statement is Computed	20 years
PERSONAL CARE FACILITIES | ResCare Tangram 618 W Hutchinson 3719
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	32
Buildings and Improvements	95
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	32
Buildings and Improvements	95
Total	127
Accumulated Depreciation	77
NBV	$ 50
Life on Which Depreciation in Income Statement is Computed	20 years
PERSONAL CARE FACILITIES | ResCare Tangram Ranch 3721
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	147
Buildings and Improvements	806
Costs Capitalized Subsequent to Acquisition	113
Gross Amount Carried at Close of Period
Land and Improvements	147
Buildings and Improvements	919
Total	1,066
Accumulated Depreciation	669
NBV	$ 397
Life on Which Depreciation in Income Statement is Computed	20 years
PERSONAL CARE FACILITIES | ResCare Tangram Mesquite 3722
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	15
Buildings and Improvements	1,078
Costs Capitalized Subsequent to Acquisition	140
Gross Amount Carried at Close of Period
Land and Improvements	15
Buildings and Improvements	1,218
Total	1,233
Accumulated Depreciation	882
NBV	$ 351
Life on Which Depreciation in Income Statement is Computed	20 years
PERSONAL CARE FACILITIES | ResCare Tangram Loma Linda 3726
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost to Company
Land and Improvements	40
Buildings and Improvements	220
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period
Land and Improvements	40
Buildings and Improvements	220
Total	260
Accumulated Depreciation	179
NBV	$ 81
Life on Which Depreciation in Income Statement is Computed	20 years